Expenses by Nature (Schedule of Expenses by Nature) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 27, 2017	Dec. 31, 2018	Dec. 31, 2017
Expenses by nature [abstract]
Raw materials and consumables used		$ 23,162	$ 32,818
Employee benefits		17,857	18,497
Facilities		2,942	2,683
Professional services	$ 1,275	1,311	1,220
Depreciation and amortization		706	672
Shareholder and other corporate communications		395	479
Insurance		502	504
Marketing		581	499
Other		1,351	1,503
Total expenses, by nature		$ 48,807	$ 58,875